Shareholders’ Equity (Details)													3 Months Ended	6 Months Ended	12 Months Ended
		Jan. 08, 2025 shares	Oct. 15, 2021 shares	Mar. 24, 2021 CNY (¥) shares	Mar. 24, 2021 USD ($) $ / shares shares	Jan. 26, 2021 CNY (¥) $ / shares shares	Sep. 12, 2020 USD ($) $ / shares shares	Jul. 27, 2020 CNY (¥) shares	Jul. 27, 2020 USD ($) $ / shares shares	Jun. 06, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 shares	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2025 USD ($) $ / shares shares	Apr. 14, 2025 $ / shares shares	Mar. 25, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Jun. 30, 2024 shares	Dec. 31, 2023 shares	Jan. 26, 2023 shares	Jan. 26, 2021 USD ($)	Aug. 16, 2018 USD ($) $ / shares shares
Shareholders’ equity [Line Items]
Authorized share capital (in Dollars) | $																				$ 1,500,000
Underwriting commission and other expenses											¥ 18,618,078	$ 2,853,389
Vested date						Mar. 31, 2021
Vested number of shares						9,000
Description of vesting period														remaining shares to be vested over a three-year period from March 31, 2021.
Amortization expense (in Yuan Renminbi) | ¥															¥ 6,700,000
After-tax profits rate														10.00%
Reserve fund percentage														50.00%
Retained earnings for their statutory reserves														¥ 20,666,568				$ 2,886,957			¥ 20,666,568
Consultants [Member]
Shareholders’ equity [Line Items]
Number of shares granted			2,250
Common Stock [Member]
Shareholders’ equity [Line Items]
Ordinary shares														1				1
2020 Equity Incentive Plan [Member]
Shareholders’ equity [Line Items]
Vested date							Oct. 15, 2020			Oct. 01, 2020
Description of vesting period														with the first instalment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023.
2020 Equity Incentive Plan [Member] | Consultants [Member]
Shareholders’ equity [Line Items]
Vested number of shares							5,162
Restricted stock [Member]
Shareholders’ equity [Line Items]
Compensation expense (in Yuan Renminbi) | ¥															¥ 6,447,471	¥ 10,582,557	¥ 191,418,458
2020 and 2021 Plan [Member]
Shareholders’ equity [Line Items]
Grant under the shares															11,813
WiMi PRC [Member]
Shareholders’ equity [Line Items]
Statutory reserve amount														¥ 242,464,718				$ 33,870,410
Cayman Islands [Member]
Shareholders’ equity [Line Items]
Authorized share capital (in Dollars) | $																											$ 50,000
Common Stock [Member]
Shareholders’ equity [Line Items]
Authorized shares																				750,000,000
Common Stock [Member] | Board of Directors [Member]
Shareholders’ equity [Line Items]
Authorized shares																				300,000,000
Shares par value (in Dollars per share) | $ / shares																				$ 0.002
Common Stock [Member] | Cayman Islands [Member]
Shareholders’ equity [Line Items]
Authorized shares																			10,000,000								25,000,000
Shares par value (in Dollars per share) | $ / shares																			$ 0.002
Class A Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Authorized shares	[1]													1,250,000				1,250,000			1,250,000
Shares par value (in Dollars per share) | $ / shares	[1]																	$ 0.002				$ 0.002
Number of shares issued													1,005,779
Ordinary shares	[1]													1,005,778				1,005,778			1,005,778
Common stock, shares, outstanding	[1]													1,005,778				1,005,778			1,005,778
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ equity [Line Items]
Common stock, shares, outstanding														1,005,778				1,005,778			1,005,778		1,005,778	1,005,778
Class A Ordinary Shares [Member] | Cayman Islands [Member]
Shareholders’ equity [Line Items]
Authorized shares																											1,250,000
Shares par value (in Dollars per share) | $ / shares																											$ 0.002
Class B Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Authorized shares	[1]													13,750,000				13,750,000			13,750,000
Shares par value (in Dollars per share) | $ / shares	[1]																	$ 0.002				$ 0.002
Voting shares, description														Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.
Number of shares issued													3,994,222
Par value (in Dollars per share) | $ / shares												$ 0.002
Ordinary shares	[1]													11,854,583				11,854,583			8,815,026
Common stock, shares, outstanding	[1]													11,854,583				11,854,583			8,815,026
Registrations statement		1,320,000
Class B Ordinary Shares [Member] | Board of Directors [Member]
Shareholders’ equity [Line Items]
Number of shares granted						36,000	7,412			794,500
Granted par value (in Dollars per share) | $ / shares						$ 5.05	$ 3.31			$ 1.73
Aggregated fair value						$ 25,100,000	$ 490,674			$ 27,489,700																$ 3,600,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ equity [Line Items]
Ordinary shares														11,854,583				11,854,583
Common stock, shares, outstanding														11,854,583				11,854,583			8,815,026		8,815,026	8,815,026
Class B Ordinary Shares [Member] | Convertible Note [Member]
Shareholders’ equity [Line Items]
Conversion of stock issued														1,719,870
Class B Ordinary Shares [Member] | 2020 Equity Incentive Plan [Member]
Shareholders’ equity [Line Items]
Grant under the shares										875,000
Number of shares granted															7,665,026
Class B Ordinary Shares [Member] | 2023 Equity Incentive Plan [Member]
Shareholders’ equity [Line Items]
Grant under the shares																									1,150,000
Class B Ordinary Shares [Member] | Share Consolidation [Member]
Shareholders’ equity [Line Items]
Shares par value (in Dollars per share) | $ / shares																											$ 0.002
Class B Ordinary Shares [Member] | Cayman Islands [Member]
Shareholders’ equity [Line Items]
Authorized shares																											13,750,000
American Depository shares [Member]
Shareholders’ equity [Line Items]
Per share price (in Dollars per share) | $ / shares												$ 5.5
Share Consolidation [Member] | Class A Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Authorized shares																				37,500,000
Shares par value (in Dollars per share) | $ / shares																				$ 0.002
Share Consolidation [Member] | Class B Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Authorized shares																				412,500,000
Shares par value (in Dollars per share) | $ / shares																				$ 0.002
IPO [Member] | Common Stock [Member]
Shareholders’ equity [Line Items]
Net proceeds issuance of ipo | ¥											¥ 171,472,748
IPO [Member] | Class B Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Net proceeds issuance of ipo | $												$ 24,201,881
IPO [Member] | American Depository shares [Member]
Shareholders’ equity [Line Items]
Number of shares issued											4,750,000	4,750,000
Over-Allotment Option [Member] | American Depository shares [Member]
Shareholders’ equity [Line Items]
Number of shares issued											169,140	169,140
Second Public Offering [Member]
Shareholders’ equity [Line Items]
Underwriting commission and other expenses								¥ 29,559,735	$ 4,530,297
Second Public Offering [Member] | Class B Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Par value (in Dollars per share) | $ / shares									$ 0.002
Net proceeds issuance of ipo								¥ 401,339,721	$ 57,310,503
Second Public Offering [Member] | American Depository shares [Member]
Shareholders’ equity [Line Items]
Number of shares issued								7,560,000	7,560,000
Per share price (in Dollars per share) | $ / shares									$ 8.18
Third Public Offering [Member]
Shareholders’ equity [Line Items]
Net proceeds issuance of ipo | ¥				¥ 507,900,000
Underwriting commission and other expenses				¥ 38,900,000	$ 6,000,000
Stock description				with each unit consisting of one ADS and four-tenths of a warrant to purchase one ADS at an exercise price	with each unit consisting of one ADS and four-tenths of a warrant to purchase one ADS at an exercise price
Third Public Offering [Member] | Class B Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Par value (in Dollars per share) | $ / shares					$ 0.002
Net proceeds issuance of ipo | $					$ 77,800,000
Third Public Offering [Member] | American Depository shares [Member]
Shareholders’ equity [Line Items]
Number of shares issued				11,173,335	11,173,335
Per share price (in Dollars per share) | $ / shares					$ 7.5
Exercise price (in Dollars per share) | $ / shares					$ 8.6

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025.